UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07177

Name of Fund: BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock Mid Cap Value Opportunities Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.2%
Alliant Techsystems, Inc.	56,400	$3,275,712
Curtiss-Wright Corp.	89,000	2,917,420
Spirit AeroSystems Holdings, Inc., Class A (a)	123,300	2,104,731
		8,297,863
Airlines — 0.7%
Delta Air Lines, Inc. (a)	330,200	2,813,304
Auto Components — 0.5%
TRW Automotive Holdings Corp. (a)	49,500	2,083,950
Automobiles — 0.3%
Thor Industries, Inc.	41,800	1,105,192
Biotechnology — 0.8%
United Therapeutics Corp. (a)	74,300	3,249,139
Chemicals — 2.0%
Cytec Industries, Inc.	72,300	3,229,641
FMC Corp.	42,100	3,321,269
Huntsman Corp.	88,300	1,036,642
		7,587,552
Commercial Banks — 4.4%
Associated Banc-Corp.	137,200	1,529,780
BancorpSouth, Inc. (b)	203,900	1,992,103
Bank of Hawaii Corp.	49,200	2,077,716
Commerce Bancshares, Inc.	59,095	2,292,886
Cullen/Frost Bankers, Inc.	62,100	3,045,384
East-West Bancorp, Inc.	39,300	765,171
FirstMerit Corp.	172,900	2,422,329
Fulton Financial Corp.	139,900	1,320,656
Valley National Bancorp	126,920	1,523,040
		16,969,065
Communications Equipment — 1.7%
Brocade Communications Systems, Inc. (a)(b)	375,800	1,646,004
Juniper Networks, Inc. (a)(b)	122,200	2,990,234
Polycom, Inc. (a)	106,800	1,765,404
		6,401,642
Computers & Peripherals — 0.8%
NCR Corp. (a)	171,100	3,257,744
Construction & Engineering — 1.4%
Jacobs Engineering Group, Inc. (a)	48,400	1,877,920
KBR, Inc.	43,900	1,225,249
URS Corp. (a)	63,400	2,263,380
		5,366,549
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	23,600	1,703,212
Consumer Finance — 0.4%
Discover Financial Services, Inc.	67,000	1,578,520

Common Stocks	Shares	Value
Containers & Packaging — 2.0%
Bemis Co.	76,000	$2,136,360
Owens-Illinois, Inc. (a)	156,700	3,146,536
Sonoco Products Co.	76,700	2,407,613
		7,690,509
Distributors — 0.3%
Genuine Parts Co.	22,200	1,274,946
Diversified Consumer Services — 0.4%
Regis Corp.	100,800	1,649,088
Diversified Telecommunication Services — 0.8%
CenturyLink, Inc.	87,506	3,085,462
Electric Utilities — 2.2%
DPL, Inc.	13,500	409,725
Hawaiian Electric Industries, Inc.	74,600	1,889,618
Northeast Utilities, Inc.	93,800	3,242,666
Pinnacle West Capital Corp.	61,200	2,789,496
		8,331,505
Electrical Equipment — 0.7%
Ametek, Inc.	67,500	2,667,600
Electronic Equipment, Instruments & Components — 2.3%
Arrow Electronics, Inc. (a)	82,500	2,974,125
Avnet, Inc. (a)(b)	106,800	3,237,108
Ingram Micro, Inc., Class A (a)	140,000	2,503,200
		8,714,433
Energy Equipment & Services — 2.2%
Dresser-Rand Group, Inc. (a)(b)	64,800	3,136,320
Patterson-UTI Energy, Inc.	138,200	2,808,224
Superior Energy Services, Inc. (a)(b)	95,400	2,682,648
		8,627,192
Food Products — 1.3%
The J.M. Smucker Co.	22,600	1,740,652
Smithfield Foods, Inc. (a)(b)	71,300	1,629,918
Tyson Foods, Inc., Class A	85,200	1,644,360
		5,014,930
Gas Utilities — 1.2%
Energen Corp.	42,700	2,094,862
UGI Corp.	86,700	2,485,689
		4,580,551
Health Care Equipment & Supplies — 3.2%
Alere, Inc. (a)(b)	74,800	1,949,288
CareFusion Corp. (a)	239,200	6,123,520
DENTSPLY International, Inc.	108,700	4,017,552
		12,090,360

Portfolio Abbreviation

FKA	Formerly Known As

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services — 9.1%
Brookdale Senior Living, Inc. (a)	262,300	$4,348,934
Coventry Health Care, Inc. (a)(b)	194,400	6,183,864
Health Net, Inc. (a)	219,500	6,099,905
Omnicare, Inc.	251,400	7,496,748
Owens & Minor, Inc.	187,700	5,615,984
Tenet Healthcare Corp. (a)(b)	1,065,600	5,040,288
		34,785,723
Hotels, Restaurants & Leisure — 1.4%
Darden Restaurants, Inc.	41,400	1,982,232
Dunkin’ Brands Group, Inc. (a)(b)	16,200	471,582
Wyndham Worldwide Corp.	81,400	2,740,738
		5,194,552
Household Durables — 2.3%
Jarden Corp.	63,300	2,027,499
KB Home	90,000	627,300
Lennar Corp., Class A	124,800	2,064,192
Newell Rubbermaid, Inc.	153,000	2,264,400
NVR, Inc. (a)	2,800	1,799,700
		8,783,091
Household Products — 1.7%
Church & Dwight Co., Inc.	52,000	2,297,360
Clorox Co.	18,300	1,225,002
Energizer Holdings, Inc. (a)	40,700	3,003,253
		6,525,615
Insurance — 6.3%
American Financial Group, Inc.	55,700	1,995,731
Brown & Brown, Inc.	60,700	1,340,256
Everest Re Group Ltd.	30,600	2,751,552
Fidelity National Title Group, Inc., Class A	248,400	3,835,296
HCC Insurance Holdings, Inc.	65,000	1,729,650
Mercury General Corp.	5,400	233,820
ProAssurance Corp. (a)	25,800	1,974,990
Reinsurance Group of America, Inc.	42,800	2,235,444
Transatlantic Holdings, Inc.	68,900	3,585,556
W.R. Berkley Corp.	127,100	4,424,351
		24,106,646
Internet Software & Services — 0.8%
IAC/InterActiveCorp. (a)(b)	75,200	3,070,416
IT Services — 1.5%
Acxiom Corp. (a)	167,400	2,208,006
Amdocs Ltd. (a)	72,000	2,161,440
Convergys Corp. (a)	127,600	1,365,320
		5,734,766
Leisure Equipment & Products — 0.9%
Mattel, Inc.	122,800	3,467,872
Machinery — 7.3%
AGCO Corp. (a)	72,900	3,195,207
Dover Corp.	63,400	3,520,602
Harsco Corp.	61,000	1,406,050
IDEX Corp.	64,000	2,268,800
Kennametal, Inc.	74,400	2,893,416

Common Stocks	Shares	Value
Machinery (concluded)
Navistar International Corp. (a)(b)	37,500	$1,577,625
Pall Corp.	11,600	593,572
Parker Hannifin Corp.	50,500	4,118,275
SPX Corp.	52,500	2,867,025
Terex Corp. (a)	89,400	1,487,616
Timken Co.	95,600	4,026,672
		27,954,860
Media — 0.3%
Harte-Hanks, Inc.	136,900	1,201,982
Metals & Mining — 1.5%
Carpenter Technology Corp.	52,000	2,949,440
Cliffs Natural Resources, Inc.	40,000	2,728,800
		5,678,240
Multi-Utilities — 5.2%
Alliant Energy Corp.	89,222	3,638,473
MDU Resources Group, Inc.	179,900	3,707,739
NSTAR	40,000	1,803,600
OGE Energy Corp.	102,300	5,293,002
Vectren Corp.	109,000	3,093,420
Wisconsin Energy Corp.	68,200	2,211,726
		19,747,960
Multiline Retail — 0.4%
Dollar Tree, Inc. (a)	19,600	1,567,216
Oil, Gas & Consumable Fuels — 7.6%
Alpha Natural Resources, Inc. (a)	35,600	855,824
Arch Coal, Inc.	67,800	1,235,316
Bill Barrett Corp. (a)(b)	51,700	2,150,720
Cabot Oil & Gas Corp., Class A	29,500	2,292,740
HollyFrontier Corp.	146,554	4,497,742
Oasis Petroleum, Inc. (a)	140,400	4,119,336
SM Energy Co.	72,300	5,994,393
Ultra Petroleum Corp. (a)	133,100	4,240,566
Whiting Petroleum Corp. (a)	78,100	3,635,555
		29,022,192
Paper & Forest Products — 0.6%
MeadWestvaco Corp.	77,000	2,149,070
Pharmaceuticals — 1.0%
Hospira, Inc. (a)(b)	124,100	3,902,945
Professional Services — 0.5%
Manpower, Inc.	44,500	1,919,730
Real Estate Investment Trusts (REITs) — 4.3%
BioMed Realty Trust, Inc.	119,700	2,167,767
CommonWealth REIT	129,675	2,509,211
Corporate Office Properties Trust (b)	168,100	4,076,425
Dupont Fabros Technology, Inc.	173,400	3,604,986
Kilroy Realty Corp. (b)	53,300	1,955,577
Omega Healthcare Investors, Inc.	116,200	2,063,712
		16,377,678

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Management & Development — 3.0%
CBRE Group, Inc. (FKA CB Richard Ellis Group, Inc.) (a)	298,900	$5,314,442
Forest City Enterprises, Inc., Class A (a)	448,000	6,128,640
		11,443,082
Road & Rail — 0.6%
Con-way, Inc.	76,700	2,260,349
Semiconductors & Semiconductor Equipment — 1.1%
Microchip Technology, Inc.	42,000	1,518,720
RF Micro Devices, Inc. (a)	382,300	2,806,082
		4,324,802
Software — 2.7%
CA, Inc.	102,100	2,211,486
Electronic Arts, Inc. (a)	132,300	3,089,205
Nuance Communications, Inc. (a)(b)	110,800	2,933,984
Synopsys, Inc. (a)	84,400	2,262,764
		10,497,439
Specialty Retail — 2.4%
Collective Brands, Inc. (a)	137,600	2,010,336
Foot Locker, Inc.	59,657	1,304,102
Guess?, Inc.	51,800	1,708,882
Limited Brands, Inc.	87,500	3,737,125
RadioShack Corp.	46,907	558,662
		9,319,107
Textiles, Apparel & Luxury Goods — 1.3%
Hanesbrands, Inc. (a)	64,800	1,708,776
PVH Corp. (FKA Phillips-Van Heusen Corp.)	42,600	3,169,866
		4,878,642
Thrifts & Mortgage Finance — 1.2%
First Niagara Financial Group, Inc.	327,100	3,006,049
People’s United Financial, Inc.	139,500	1,778,625
		4,784,674
Water Utilities — 0.6%
Aqua America, Inc.	98,300	2,181,277
Total Long-Term Investments (Cost – $319,027,554) – 97.8%		375,020,234

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (c)(d)	7,682,343	$7,682,343

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.20% (c)(d)(e)	$33,080	33,080,293
Total Short-Term Securities (Cost — $40,762,636) – 10.7%		40,762,636
Total Investments (Cost — $359,790,190*) – 108.5%		415,782,870
Liabilities in Excess of Other Assets – (8.5)%		(32,471,891)
Net Assets – 100.0%		$383,310,979

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$362,639,172
Gross unrealized appreciation	$69,013,484
Gross unrealized depreciation	(15,869,786)
Net unrealized appreciation	$53,143,698

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at January 31, 2011	Net Activity	Shares/ Beneficial Interest Held at October 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	6,880,283	802,060	7,682,343	$9,666
BlackRock Liquidity Series, LLC Money Market Series	$11,316,050	$21,764,243	$33,080,293	$15,542

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2011	3

Schedule of Investments (concluded)	BlackRock Mid Cap Value Opportunities Fund

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$375,020,234	—	—	$375,020,234
Short-Term Securities	7,682,343	$33,080,293	—	40,762,636
Total	$382,702,577	$33,080,293	—	$415,782,870

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2011	4

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: December 21, 2011